Valuation of derivatives interest cost from labor obligations and other financial items net - Schedule of Valuation of Derivatives and Other Financial Items (Paranthetical) (Detail)
$ in Thousands, $ in Millions
12 Months Ended
	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Disclosure of detailed information about financial instruments [abstract]
Dividends received	$ 4,590,313	$ 272	$ 5,426,370	$ 2,628,600